Goodwill (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Changes in goodwill
Goodwill at the beginning of period	¥ 259,679		¥ 268,091
Transfer due to segment changes			0
Additions	4,899		1,782
Deconsolidations	(2,957)		(114)
Impairment	(6,171)	$ (850)	(10,521)	¥ (2,714)
Foreign currency translation adjustments	51		441
Goodwill at the end of period	255,501	35,209	259,679	268,091
Goodwill, Impaired, Accumulated Impairment Loss
Gross goodwill	302,194		302,534
Accumulated impairment losses of goodwill	46,693		42,855
Hujing Digital Media and Entertainment Group
Changes in goodwill
Impairment	(4,296)	$ 0	(8,490)
Total segments | Taobao and Tmall Group
Changes in goodwill
Goodwill at the beginning of period	164,945		174,956
Transfer due to segment changes			(9,937)
Additions			33
Deconsolidations			(107)
Goodwill at the end of period	164,945		164,945	174,956
Total segments | Alibaba International Digital Commerce Group
Changes in goodwill
Goodwill at the beginning of period	20,033		18,151
Additions			1,470
Foreign currency translation adjustments	44		412
Goodwill at the end of period	20,077		20,033	18,151
Total segments | Cloud Intelligence Group
Changes in goodwill
Goodwill at the beginning of period	3,638		3,490
Additions	84		124
Foreign currency translation adjustments	6		24
Goodwill at the end of period	3,728		3,638	3,490
Total segments | Cainiao Smart Logistics Network Limited
Changes in goodwill
Goodwill at the beginning of period	16,442		16,437
Additions	3,942
Foreign currency translation adjustments	1		5
Goodwill at the end of period	20,385		16,442	16,437
Total segments | Local Services Group
Changes in goodwill
Goodwill at the beginning of period	20,447		20,292
Additions			155
Goodwill at the end of period	20,447		20,447	20,292
Total segments | Hujing Digital Media and Entertainment Group
Changes in goodwill
Goodwill at the beginning of period	11,601		30,825
Transfer due to segment changes			(10,734)
Additions	726
Impairment	(4,296)		(8,490)
Goodwill at the end of period	8,031		11,601	30,825
Total segments | Innovation Initiatives and Others
Changes in goodwill
Goodwill at the beginning of period			3,940
Transfer due to segment changes			(3,940)
Goodwill at the end of period	0			3,940
Total segments | All others
Changes in goodwill
Goodwill at the beginning of period	22,573		0
Transfer due to segment changes			24,611
Additions	147
Deconsolidations	(2,957)		(7)
Impairment	(1,875)		(2,031)
Goodwill at the end of period	¥ 17,888		¥ 22,573	¥ 0